INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets [abstract]
Non-current assets	€ 3,499,786	€ 3,186,164
Current assets [abstract]
Other current assets	122,224	76,471
Cash and cash equivalents	1,344,146	1,362,406	€ 897,946	€ 793,664
Total assets	6,863,505	6,262,047
Equity and liabilities
Equity	2,211,416	1,789,204	1,487,288	€ 1,353,839
Debt	2,630,011	2,724,745
Other liabilities	726,775	687,462
Total equity and liabilities	6,863,505	6,262,047
Profit or loss [abstract]
Net revenues	4,270,894	3,459,790	3,766,615
Cost of sales	2,080,613	1,686,324	1,805,310
Selling, general and administrative costs	348,024	336,126	343,179
Other expenses/(income), net	5,561	18,475	4,991
Profit before taxes	1,042,231	667,035	875,364
Income tax expense	209,095	58,155	176,656
Net profit	833,136	608,880	698,708
Ferrari Financial Services GmbH
Non-current assets [abstract]
Non-current assets	4,037	3,390
Current assets [abstract]
Receivables from financing activities	908,362	782,880
Other current assets	5,096	4,130
Cash and cash equivalents	14,046	5,406
Total assets	931,541	795,806
Equity and liabilities
Equity	81,156	67,352
Debt	763,563	653,748
Other liabilities	86,822	74,706
Total equity and liabilities	931,541	795,806
Profit or loss [abstract]
Net revenues	46,103	37,764	34,680
Cost of sales	16,971	14,864	15,655
Selling, general and administrative costs	8,565	8,494	8,892
Other expenses/(income), net	2,730	1,213	(963)
Profit before taxes	17,837	13,193	11,096
Income tax expense	4,045	3,898	3,010
Net profit	€ 13,792	€ 9,295	€ 8,086